CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Mar. 24, 2012	Mar. 26, 2011	Sep. 24, 2011	Sep. 25, 2010	Sep. 26, 2009
Cash flows from operating activities:
Net income	$ 72,805	$ 143,445	$ 114,966	$ 115,316	$ 165,238
Adjustments to reconcile net income to net cash provided by operations:
Depreciation and amortization	15,434	16,634	35,628	30,834	30,343
Loss on debt extinguishment	507	0	0	9,473	4,624
Other, net	5,153	570	3,316	6,120	3,895
Changes in assets and liabilities:
Accounts receivable	(40,213)	(81,669)	(6,247)	(7,709)	42,898
Inventories	(1,380)	1,384	(4,721)	9,555	9,664
Other current and noncurrent assets	5,139	2,617	2,470	1,479	19,121
Accounts payable	(3,248)	10,427	(2,134)	3,376	(22,402)
Accrued employment and benefit costs	(8,119)	(4,854)	(5,673)	(12,251)	13,822
Customer deposits and advances	(22,508)	(32,543)	(6,103)	(6,328)	(5,437)
Accrued insurance	(2,983)	(5,208)	(2,604)	3,127	(20,785)
Other current and noncurrent liabilities	(3,539)	(965)	3,888	(13)	4,185
Net cash provided by operating activities	17,048	49,838	132,786	155,797	246,551
Cash flows from investing activities:
Capital expenditures	(9,367)	(11,417)	(22,284)	(19,131)	(21,837)
Acquisitions of businesses	0	(3,195)	(3,195)	(14,500)	0
Proceeds from sale of property, plant and equipment	1,878	5,028	5,974	3,520	4,985
Net cash (used in) investing activities	(7,489)	(9,584)	(19,505)	(30,111)	(16,852)
Cash flows from financing activities:
Repayments of long-term borrowings	(100,000)	0	0	(256,510)	(177,821)
Proceeds from long-term borrowings	100,000	0	0	247,840	100,000
Issuance costs associated with long-term borrowings	(2,420)	0	0	(5,018)	(5,543)
Partnership distributions	(60,490)	(60,239)	(120,636)	(118,263)	(106,740)
Net cash (used in) financing activities	(62,910)	(60,239)	(120,636)	(131,951)	(204,224)
Net (decrease) increase in cash and cash equivalents	(53,351)	(19,985)	(7,355)	(6,265)	25,475
Cash and cash equivalents at beginning of year	149,553	156,908	156,908	163,173	137,698
Cash and cash equivalents at end of year	$ 96,202	$ 136,923	$ 149,553	$ 156,908	$ 163,173